CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 44,439	$ 58,449
Marketable Securities - short term	18,177	19,586
Accounts receivable (net of allowance for credit losses of $85 at December 31, 2020 and December 31, 2021)	19,156	16,674
Prepaid expenses and other current assets	8,765	7,159
Total current assets	90,537	101,868
NON CURRENT ASSETS:
Long-term restricted bank deposits	3,251	3,268
Marketable Securities - long term	23,514	22,705
Property and equipment, net	5,007	4,502
Operating lease assets	16,457	18,802
Deferred costs	8,728	6,348
Deferred tax assets	2,533	1,346
Other non-current assets	1,366	1,512
Total non-current assets	60,856	58,483
Total assets	151,393	160,351
CURRENT LIABILITIES:
Accounts payables	5,191	4,147
Employee and payroll accrued expenses	21,123	17,985
Other accounts payables	677	578
Operating lease liabilities - current	3,437	3,185
Deferred revenues	28,386	24,940
Total current liabilities	58,814	50,835
NON-CURRENT LIABILITIES:
Long-term deferred revenues	18,740	12,815
Non-current operating lease liabilities	17,837	20,240
Other non-current liabilities	1,681	1,282
Total non-current liabilities	38,258	34,337
Total liabilities	97,072	85,172
COMMITMENTS AND CONTINGENCIES (see note 14)
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.015 par value; 150,000,000 shares authorized at December 31, 2020 and December 31, 2021; 35,972,470 and 37,851,120 shares issued and outstanding at December 31, 2020 and December 31, 2021, respectively	157	148
Additional paid-in capital	195,041	178,864
Accumulated other comprehensive income (loss)	(113)	5
Accumulated deficit	(140,764)	(103,838)
TOTAL SHAREHOLDERS' EQUITY	54,321	75,179
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 151,393	$ 160,351